Income Taxes - Summary of Provision for income taxes (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current
Federal			$ 0	$ 0
State			24	2
Foreign			7	0
Total current provision			31	2
Deferred
Federal			0	0
State			0	0
Total deferred provision			0	0
Total provision	$ 9	$ 17	$ 31	$ 2